UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to ___________

Date of Report (Date of earliest event reported): _____________

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

La Hipotecaria Panamanian Mortgage Trust 2021-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001542175

Central Index Key Number of issuing entity (if applicable): _____________

Central Index Key Number of underwriter (if applicable): _____________

John Rauschkolb (+507) 300-8500

Name and telephone number, including area code,
of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Banco La Hipotecaria, S.A.

(Securitizer)

By: /s/ John Rauschkolb
       Name:    John Rauschkolb
       Title:     Chief Executive Officer

Date: October 12, 2021

EXHIBIT INDEX

99.1	Disclosures required by Rule 15Ga-2 for Longshore Advisors LLC (“Longshore”)
: Factual Findings Report Panamanian Mortgage Trust 2021-1
99.2	Disclosures required by Rule 15Ga-2 for KPMG, a Panamanians sociedad civil (“KPMG”)
: Report of Actual Findings in Accordance with the Agreed-Upon Procedures (KPMG AUP Letter 1 (Panama))